Value Line Core Bond Fund
Schedule of Investments (unaudited)
March 31, 2025

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%
$ 216,098	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.44%, 3/25/43(1)(2)	$218,912
230,609	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.64%, 1/25/43(1)(2)	235,363
226,947	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.64%, 5/25/43(1)(2)	231,106
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $675,835)		685,381
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	192,775
123,039	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	101,860
87,740	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	82,014
25,751	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1 mo. USD Term SOFR + 0.81%), 5.13%, 9/20/34(2)	22,465
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $470,487)		399,114
CORPORATE BONDS & NOTES 29.3%
BASIC MATERIALS 1.6%
	CHEMICALS 0.4%
150,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	151,576
	IRON/STEEL 0.4%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(3)	146,459
	MINING 0.8%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(3)	141,653
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(3)	129,862
		271,515
		569,550
COMMUNICATIONS 2.7%
	INTERNET 1.2%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	139,816
150,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34	150,109
150,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	131,959
		421,884
	MEDIA 0.4%
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	148,364
	TELECOMMUNICATIONS 1.1%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	122,978
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	131,084
Principal Amount		Value
CORPORATE BONDS & NOTES 29.3% (continued)
COMMUNICATIONS 2.7% (continued)
	TELECOMMUNICATIONS 1.1% (continued)
$ 150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	$138,698
		392,760
		963,008
CONSUMER, CYCLICAL 1.6%
	AUTO MANUFACTURERS 0.4%
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(3)	144,623
	LODGING 0.8%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	149,408
150,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	148,327
		297,735
	RETAIL 0.4%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	125,619
		567,977
CONSUMER, NON-CYCLICAL 3.3%
	AGRICULTURE 0.4%
150,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	145,016
	BIOTECHNOLOGY 0.8%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	153,635
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	127,907
		281,542
	COMMERCIAL SERVICES 0.8%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	150,654
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	140,387
		291,041
	HEALTHCARE PRODUCTS 0.9%
150,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	150,461
150,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	151,449
		301,910
	PHARMACEUTICALS 0.4%
150,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	142,421
		1,161,930
ENERGY 3.7%
	OIL & GAS 2.5%
150,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(3)	144,683
150,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	152,275
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	149,248
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 29.3% (continued)
ENERGY 3.7% (continued)
	OIL & GAS 2.5% (continued)
$ 150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.55%, 10/1/34(3)	$146,511
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	152,479
150,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	151,309
		896,505
	PIPELINES 1.2%
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	122,722
150,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	147,386
150,000	Targa Resources Corp., 6.50%, 3/30/34	160,165
		430,273
		1,326,778
FINANCIAL 11.3%
	BANKS 6.9%
150,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)	149,371
150,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(2)	146,807
150,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(2)	146,324
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)	147,977
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)	147,090
150,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(2)	145,853
150,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(2)	148,669
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	149,405
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(2)	118,355
150,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	147,030
150,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(2)	144,955
150,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(2)	160,930
150,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(2)	148,389
150,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(3)	148,069
150,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(2)	145,756
Principal Amount		Value
CORPORATE BONDS & NOTES 29.3% (continued)
FINANCIAL 11.3% (continued)
	BANKS 6.9% (continued)
$ 150,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(2)	$153,279
150,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)	127,277
		2,475,536
	DIVERSIFIED FINANCIALS 1.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	132,893
150,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	148,475
150,000	Synchrony Financial, 4.88%, 6/13/25	149,926
		431,294
	REITS 3.2%
150,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(3)	149,378
150,000	American Tower Corp., 5.50%, 3/15/28	153,546
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	130,931
150,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	150,187
150,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	137,433
150,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	127,528
150,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	130,266
150,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	148,524
		1,127,793
		4,034,623
INDUSTRIAL 1.5%
	AEROSPACE/DEFENSE 0.4%
150,000	RTX Corp., 4.50%, 6/1/42	131,940
	ELECTRONICS 0.3%
150,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	128,729
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	140,455
	PACKAGING & CONTAINERS 0.4%
150,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	130,743
		531,867
TECHNOLOGY 1.9%
	COMPUTERS 0.4%
150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	131,718
	SEMICONDUCTORS 1.1%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	108,580
150,000	Broadcom, Inc., 4.30%, 11/15/32	143,188
See Supplementary Notes to Financial Statements.

March 31, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 29.3% (continued)
TECHNOLOGY 1.9% (continued)
	SEMICONDUCTORS 1.1% (continued)
$ 150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	$151,677
		403,445
	SOFTWARE 0.4%
150,000	Fiserv, Inc., Senior Unsecured Notes, 4.20%, 10/1/28	147,912
		683,075
UTILITIES 1.7%
	ELECTRIC 1.7%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(3)	144,676
150,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	151,415
150,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30	151,977
150,000	Southern Co., 5.70%, 3/15/34	154,919
		602,987
TOTAL CORPORATE BONDS & NOTES (Cost $10,632,837)		10,441,795
LONG-TERM MUNICIPAL SECURITIES 3.3%
	CALIFORNIA 1.3%
150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	145,242
150,000	San Diego Public Facilities Financing Authority, Series B, 2.13%, 8/1/29	137,921
150,000	State of California, GO, 5.70%, 10/1/32	160,258
		443,421
	ILLINOIS 0.5%
150,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	155,422
	MARYLAND 0.4%
150,000	Maryland Department of Housing & Community Development, Series F, (GNMA/FNMA/FHLMC), 5.06%, 3/1/33	151,719
	MINNESOTA 0.4%
150,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	150,845
	OREGON 0.3%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	115,261
	VIRGINIA 0.4%
175,000	City of Norfolk, GO, (ST AID WITHHLDG), 1.70%, 10/1/30	152,433
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,182,557)		1,169,101
RESIDENTIAL MORTGAGE-BACKED SECURITIES 25.8%
63,945	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	63,088
27,793	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	25,941
14,723	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	13,741
15,019	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	14,376
30,989	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	28,923
97,624	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	88,219
113,607	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	107,743
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 25.8% (continued)
$ 15,444	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	$14,641
163,656	FHLMC Pool #QB2958, 3.00%, 9/1/50	143,521
164,522	FHLMC Pool #QB5314, 2.50%, 11/1/50	138,272
187,734	FHLMC Pool #QB8153, 2.50%, 1/1/51	157,785
725,609	FHLMC Pool #QF1236, 4.50%, 10/1/52	695,035
120,550	FHLMC Pool #SD8023, 2.50%, 11/1/49	101,469
118,130	FHLMC Pool #SD8163, 3.50%, 8/1/51	107,242
382,453	FHLMC Pool #SD8173, 2.50%, 10/1/51	319,182
923,187	FHLMC Pool #SD8256, 4.00%, 10/1/52	861,470
42,883	FNMA Pool #AB2346, 4.50%, 2/1/41	42,310
11,736	FNMA Pool #AB5231, 2.50%, 5/1/27	11,515
11,987	FNMA Pool #AB5716, 3.00%, 7/1/27	11,803
36,803	FNMA Pool #AI4285, 5.00%, 6/1/41	37,088
193,532	FNMA Pool #AR6394, 3.00%, 2/1/43	174,062
51,045	FNMA Pool #AS5892, 3.50%, 10/1/45	47,114
16,924	FNMA Pool #AS6102, 3.50%, 11/1/45	15,600
29,142	FNMA Pool #AS6205, 3.50%, 11/1/45	26,874
23,136	FNMA Pool #AS6385, 4.00%, 12/1/45	21,909
57,407	FNMA Pool #AS9562, 3.00%, 5/1/47	50,652
63,624	FNMA Pool #AU4279, 3.00%, 9/1/43	57,223
48,689	FNMA Pool #AV0703, 4.00%, 12/1/43	46,715
16,493	FNMA Pool #AW7362, 2.50%, 8/1/29	15,931
56,189	FNMA Pool #AX0416, 4.00%, 8/1/44	53,079
35,956	FNMA Pool #AY1670, 3.50%, 2/1/45	33,291
19,430	FNMA Pool #AY4195, 4.00%, 5/1/45	18,410
27,353	FNMA Pool #BA3885, 3.50%, 11/1/45	25,167
119,405	FNMA Pool #CA2320, 3.50%, 9/1/48	110,440
56,444	FNMA Pool #CA5540, 3.00%, 4/1/50	49,658
616,193	FNMA Pool #CB0856, 3.00%, 6/1/51	537,557
748,162	FNMA Pool #CB5892, 4.50%, 3/1/53	716,999
933,767	FNMA Pool #FM9834, 3.50%, 6/1/49	852,488
36,438	FNMA Pool #MA0641, 4.00%, 2/1/31	36,083
57,923	FNMA Pool #MA4012, 2.00%, 5/1/35	52,759
407,669	FNMA Pool #MA4548, 2.50%, 2/1/52	339,863
5,284	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	5,152
4,084	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	4,006
1,147,583	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	206,392
29,209	GNMA II Pool #5332, 4.00%, 3/20/42	28,042
108,864	GNMA II Pool #MA3937, 3.50%, 9/20/46	100,769
98,498	GNMA II Pool #MA7054, 3.50%, 12/20/50	90,528
107,484	GNMA II Pool #MA7651, 3.50%, 10/20/51	98,821
777,535	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	663,514
1,188,896	GNMA II Pool #MA8043, 3.00%, 5/20/52	1,053,606
372,424	GNMA II Pool #MA8945, 4.00%, 6/20/53	349,207
357,600	GNMA II Pool #MA9527, 5.00%, 3/20/54	351,742
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $9,951,432)		9,217,017
U.S. TREASURY OBLIGATIONS 35.0%
1,300,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,185,336
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 35.0% (continued)
$1,400,000	U.S. Treasury Bonds, 1.13%, 5/15/40(3)	$885,883
750,000	U.S. Treasury Bonds, 3.88%, 5/15/43	684,609
400,000	U.S. Treasury Bonds, 3.00%, 2/15/48	304,906
600,000	U.S. Treasury Bonds, 2.25%, 2/15/52	378,516
400,000	U.S. Treasury Notes, 3.00%, 9/30/25(3)	397,613
1,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	1,004,422
1,175,000	U.S. Treasury Notes, 4.50%, 7/15/26	1,182,390
836,300	U.S. Treasury Notes, 2.25%, 8/15/27	805,429
500,000	U.S. Treasury Notes, 2.75%, 2/15/28	484,687
200,000	U.S. Treasury Notes, 1.63%, 8/15/29	181,813
1,150,000	U.S. Treasury Notes, 3.63%, 8/31/29	1,135,580
1,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	892,070
800,000	U.S. Treasury Notes, 2.75%, 8/15/32	731,437
850,000	U.S. Treasury Notes, 3.88%, 8/15/33	833,066
1,400,000	U.S. Treasury Notes, 4.00%, 2/15/34	1,380,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,536,224)		12,468,726

Shares		Value
SHORT-TERM INVESTMENTS 5.5%
	MONEY MARKET FUNDS 5.5%
1,129,727	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(4)	1,129,727
838,015	State Street Navigator Securities Lending Government Money Market Portfolio(5)	838,015
		1,967,742
TOTAL SHORT-TERM INVESTMENTS (Cost $1,967,742)		1,967,742
TOTAL INVESTMENTS IN SECURITIES 101.9% (Cost $37,417,114)		$36,348,876
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.9)%		(679,923)
NET ASSETS(6) 100.0%		$35,668,953

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2025. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of March 31, 2025, the market value of the securities on loan was $2,572,762.
(4)	Rate reflects 7 day yield as of March 31, 2025.
(5)
Securities with an aggregate market value of $2,572,762
were out on loan in exchange for $838,015 of cash
collateral as of March 31, 2025. The collateral was
invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$37,417,114, aggregate gross unrealized appreciation
was $209,579, aggregate gross unrealized depreciation
was $1,277,817 and the net unrealized depreciation was
$1,068,238.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
MBS	Mortgage-Backed Securities
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$685,381	$—	$685,381
Commercial Mortgage-Backed Securities	—	399,114	—	399,114
Corporate Bonds & Notes*	—	10,441,795	—	10,441,795
Long-Term Municipal Securities*	—	1,169,101	—	1,169,101
Residential Mortgage-Backed Securities	—	9,217,017	—	9,217,017
U.S. Treasury Obligations	—	12,468,726	—	12,468,726
Short-Term Investments	1,967,742	—	—	1,967,742
Total Investments in Securities	$1,967,742	$34,381,134	$—	$36,348,876

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.